Deferred income tax assets and liabilities and income tax expanse - Schedule of major componets of tax expense income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax	$ (16,393)	$ (92,089)	$ (62,419)
Deferred income tax	(132,011)	(71,890)	(39,695)
Income tax (expense)	(148,404)	(163,979)	(102,114)
Deferred income tax charged to other comprehensive income	(2,298)	1,463	2,048
Total income tax (expense)	$ (150,702)	$ (162,516)	$ (100,066)